Note 16 - Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Years Ended June 30,
	2026		2025		2024
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Number of Options	Price (A$)	Number of Options	Price (A$)	Number of Options	Price (A$)
Beginning of the year	358,559,387	0.021	381,542,720	0.022	170,042,720	0.047
Issued during the year (2026: pre-consolidation)	701,150,200	0.010	-		217,000,000	0.004
Exercised during the year	(79,999,800)	0.005	(6,333,333)	0.004	-	-
Expired during the year	(126,392,720)	0.048	(12,000,000)	0.070	-	-
Forfeited during the year (2026: pre-consolidation)	-	-	(4,650,000)	0.036	(5,500,000)	0.036
Consolidation	(836,250,725)		-		-	-
Forfeited during the year (2026: post-consolidation)	(360,000)	0.400	-		-	-

Outstanding at year end	16,706,342	0.514	358,559,387	0.021	381,542,720	0.022

Vested and Exercisable at year end	5,857,655	0.520	275,689,612	0.024	195,708,100	0.033
	Years Ended June 30,
	2026	2025	2024
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Impact of consolidation	(13,012,161)
Issued during the year	-	-	-

End of the financial year	265,554	13,277,715	13,277,715

Disclosure of range of exercise prices of outstanding share options [text block]
			Exercise Price		Exercise
			2026 (post-consolidation)	Share options	Price 2025	Share options
Series	Grant Date	Expiry Date	$A	2026	$A	2025
ATHAAB	September 18, 2020	September 17, 2025	-	-	0.09	35,000,000
ATHAAD	January 7, 2021	January 6, 2026	-	-	0.03	91,392,720
ATHAAE	November 29, 2021	November 29, 2026	1.875	200,000	0.04	10,000,000
ATHAAF	July 31, 2021	July 31, 2024	-	-	-	-
ATHAAG	November 21, 2021	November 29, 2026	1.732	230,000	0.02	11,500,000
ATHAAH	December 21, 2023	December 19, 2026	0.525	160,000	0.001	8,000,000
ATHAA	March 13, 2024	March 13, 2029	0.200	403,334	0.004	20,166,667
ATHAB	March 13, 2024	March 13, 2029	0.226	1,250,000	0.005	62,500,000
ATHAC	March 21, 2024	March 21, 2029	0.218	800,004	0.003	120,000,000
ATHAD	July 1, 2025	July 1, 2030	0.500	300,000	0.001	-
ATHAE	August 8, 2025	August 8, 2030	0.650	230,000	-	-
ATHAF	August 8, 2025	August 8, 2030	0.626	6,248,004	-	-
ATHAAM	January 13, 2026	January 13, 2031	0.415	870,000	-	-
ATHAG	March 26, 2026	March 26, 2031	0.415	1,230,000	-	-
ATHAJ	April 15, 2026	April 15, 2031	0.440	4,245,000	-	-
ATHAK	April 15, 2026	April 15, 2031	0.450	540,000	-	-
			Total	16,706,342		358,559,387
Weighted average remaining contractual life of options outstanding at end of period. (In Years)				3.92		2.37

Disclosure of model inputs of share-based payment arrangements [text block]
		Exercise Price	Share Price					Fair Value
		per Share	at Grant Date	Expected Share	Years to	Dividend	Risk-free	per Option
Series	Grant Date	A$	A$	Price Volatility	Expiry	Yield	Interest Rate	A$
ATHAAB	September 18,2020	0.09	0.05	98.00%	5.00	0%	0.43%	0.032
ATHAAD	January 7,2021	0.03	0.032	139.52%	5.00	0%	0.38%	0.028
ATHAAE	November 29, 2021	0.04	0.025	138.47%	5.00	0%	1.35%	0.021
ATHAAF	July 31, 2021	0.07	0.034	169.42%	5.00	0%	0.13%	0.027
ATHAAG	November 29, 2021	0.02	0.0238	138.47%	5.00	0%	1.35%	0.021
ATHAAH	December 21, 2023	0.01	0.0065	133.87%	3.00	0%	3.67%	0.005
ATHAA	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAB	March 13, 2024	0.004	0.004	158.31%	5.00	0%	3.47%	0.004
ATHAC	March 21, 2024	0.003	0.004	158.83%	5.00	0%	3.48%	0.004
ATHAD	July 1, 2025	0.01	0.01	419.69%	5.00	0%	3.52%	0.01
ATHAE	August 8, 2025	0.013	0.013	158.46%	5.00	0%	3.60%	0.0121
ATHAF	August 8, 2025	0.013	0.013	103.83%	5.00	0%	3.96%	0.0102
ATHAAM	January 13, 2026	0.0085	0.008	93.75%	5.00	0%	3.73%	0.0062
ATHAG	March 26, 2026	0.008	0.007	92.56%	5.00	0%	3.51%	0.0059
ATHAJ	March 2, 2026	0.009	0.009	93.06%	5.00	0%	3.51%	0.0059
ATHAJ	April 15, 2026	0.009	0.009	92.67%	5.00	0%	3.92%	0.0062
ATHAK	April 15, 2026	0.009	0.009	160.34%	5.00	0%	4.62%	0.0084